3. Loans, Allowance for Loan Losses and Credit Quality (Details 5)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Number of Contracts modified as TDRs	19	12
Pre-Modification Outstanding Recorded Investment	$ 2,127,411	$ 1,596,532
Post- Modification Outstanding Recorded Investment	$ 2,245,480	$ 1,634,159
Commercial and industrial
Number of Contracts modified as TDRs	2
Pre-Modification Outstanding Recorded Investment	$ 199,134
Post- Modification Outstanding Recorded Investment	$ 204,142
Commercial Real Estate
Number of Contracts modified as TDRs	3	1
Pre-Modification Outstanding Recorded Investment	$ 581,431	$ 301,823
Post- Modification Outstanding Recorded Investment	$ 616,438	$ 301,823
Residential real estate - 1st lien
Number of Contracts modified as TDRs	12	11
Pre-Modification Outstanding Recorded Investment	$ 1,229,100	$ 1,294,709
Post- Modification Outstanding Recorded Investment	$ 1,303,228	$ 1,332,336
Residential Real Estate Jr Lien
Number of Contracts modified as TDRs	2
Pre-Modification Outstanding Recorded Investment	$ 117,746
Post- Modification Outstanding Recorded Investment	$ 121,672